Warrants	12 Months Ended
Dec. 31, 2015
Warrants [Abstract]
WARRANTS

NOTE 12 –WARRANTS

The Company has issued warrants, primarily in connection with capital raising activities. As discussed in Note 9, in 2015, we issued 240,444 warrants, with an exercise price of $0.7875 per share in connection with the strategic investment by WPP. As also discussed in Note 9, in 2014 we issued 804,139 warrants, with an exercise price of $1.20 per share, in connection with a $10 million equity raise, the proceeds of which were used to retire common stock, preferred, stock, and previously existing warrants.

The Company had the following warrants outstanding as of December 31, 2015:

Number of Warrants	Exercise Price	Expiration Date

1,000,000	$2.25	10/5/2017
50,000	$0.89	2/17/2016
804,139	$1.20	3/17/2019
240,444	$0.7875	9/24/2020

The Company had the following warrant activity during the years ended December 31, 2015 and 2014:

	Number of Warrants	Weighted average exercise price
Outstanding, January 1, 2014	11,750,000	$2.27
Granted	804,139	1.20
Exercised	(550,000	(0.35
Cancelled	(10,000,000	(2.40
Expired	(150,000)	(1.45)
Balance, December 31, 2014	1,854,139	1.69
Granted	240,444	0.7875
Balance, December 31, 2015	2,094,583	$1.65